Leases - Summary of Components of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Lease, Cost [Abstract]
Operating lease costs	$ 3,400	$ 5,601
Short-term lease costs	1,017	1,356
Total lease costs	$ 4,417	$ 6,957